787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 5, 2010

VIA ELECTRONIC TRANSMISSION

John Ganley, Esq.

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Definitive Proxy Materials for
Dow 30SM Premium & Dividend Income Fund Inc. (File No. 811-21708)
Global Income & Currency Fund Inc. (File No. 811-21791)
NASDAQ Premium Income & Growth Fund Inc. (File No. 811-21983)
Dow 30SM Enhanced Premium & Income Fund Inc. (File No. 811-22029)
MLP & Strategic Equity Fund Inc. (File No. 811-22040)

Dear Mr. Ganley:

On behalf of each of the funds listed above (each, a “Fund” and collectively, the “Funds”) transmitted herewith are the definitive proxy materials consisting of the Notices of Special Meetings of Stockholders, the Combined Proxy Statement and the Forms of Proxy to be used in connection with two separate Meetings of Stockholders of the Funds to be held on September 8, 2010.

We note your telephonic comments received on July 30, 2010 regarding the preliminary proxy statement on Schedule 14A filed with the Securities and Exchange Commission on behalf of the Funds. Your comments are described below and have been summarized to the best of our understanding. We have discussed your comments with representatives of the Funds. Our responses to your comments are set out immediately under the restated comment in bold-face type. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Combined Proxy Statement.

Comment 1:	Page 11, Investment performance of each Fund and Nuveen. Please expand the disclosure discussing the investment performance of the Funds.

The Funds believe that the current disclosure adequately describes the conclusions the Board reached with regard to the investment performance of the Funds. The current disclosure indicates that the Board noted that the Funds generally performed as expected, and the Board concluded that each Fund’s performance was satisfactory. The Funds note that because of the specialized nature of each Fund’s investment strategy and inherent limitations in comparing the Funds’ performance with other funds and benchmarks, the Board primarily reviews performance in the context of whether the Funds are achieving their investment objectives and whether the performance is satisfactory.

Comment 2:	Page 12, Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients. Please disclose with greater specificity the information provided by Lipper regarding contractual fee rates considered by the Board.

The requested change has been made. Specifically, the following disclosure has been added to page 13 of the definitive proxy statement:

“The Board was provided information from Lipper that showed for each Fund, except MLP Fund, the maximum contractual management fee rate to be paid under its New Management Agreement is lower than the median contractual management fee rate charged by the Fund’s peers, as identified by Lipper. The Board also was provided information from Lipper that showed the maximum contractual management fee rate for MLP Fund under its New Management Agreement was two basis points above the median contractual management fee rate paid by peer funds identified by Lipper.”

* * * * * * * * * *

Please direct any communications relating to this filing to P. Jay Spinola at (212) 728-8970 or the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

cc:	Ryan F. Helmrich, Esq., Bank of America
Margery K. Neale, Esq., Willkie Farr & Gallagher LLP
P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

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